Fair Value Measurements (Details) - Schedule of Earnout Share Liability	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Earnout Share Liability [Abstract]
Earnout Shares Liability
Assumed in the reverse recapitalization	53,721,000
Change in fair value	7,672,000
Balance	$ 61,393,000